BY HAND AND BY EDGAR
Mr. Mark Webb
Legal Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	EverBank Financial Corp Amendment No. 7 to Registration Statement on Form S-1 Filed February 3, 2012 File No. 333-169824
Dear Mr. Webb:
     On behalf of EverBank Financial Corp, a Delaware corporation (the “Company”), enclosed please find a copy of Amendment No. 7 (the “Amendment”) to the above-referenced Registration Statement (the “Registration Statement”), as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 6 (the “Prior Amendment”) to the Registration Statement filed with the Commission on February 3, 2012.

Mark Webb
Securities and Exchange Commission
March 20, 2012

     The changes reflected in the Amendment include those made in response to the oral comments (the “Comments”) received from the Staff of the Division of Corporate Finance (the “Staff”) of the Commission with respect to the Prior Amendment. The Amendment also includes other changes that are intended to update, clarify and render more complete the information contained therein.
     Set forth below are the Company’s responses to the Comments. For the convenience of the Staff, the Company has restated in this letter each of the Comments. Capitalized terms used but not defined herein have the meanings given to them in the Registration Statement. Unless otherwise stated, all references to page numbers and captions correspond to the page numbers and captions in the preliminary prospectus included in the Prior Amendment.
Amendment No. 6 to Registration Statement on Form S-1
Prospectus Summary
1.	Please file a copy of the consent orders referred to on pages 6 and 7 as material contracts.
     The Company has filed copies of the consent orders and the related stipulations thereto as Exhibits 99.3 and 99.4 to the Registration Statement.
Executive Compensation
2.	Please revise the Summary Compensation Table on page 163 to eliminate the blanks from the “Bonus” column.
     The Company has revised the Summary Compensation Table, which appears on page 158 in the Amendment, and eliminated all blanks in each column. Blank entries in the “Bonus” column have been replaced with a long dash to indicate zero dollar amounts.

Mark Webb
Securities and Exchange Commission
March 20, 2012

Financial Statements General
General
3.	Please update the financial statements in accordance with the requirements of Rule 3-12 of Regulation S-X.
     Subsequent to the filing of the Prior Amendment, the Company completed its financial audit for the most recent fiscal year. In accordance with Rule 3-12 of Regulation S-X, the Company has amended the Registration Statement to include audited financial statements for the year ended December 31, 2011.
Note 19 — Correction of Prior Period Financial Statements, page F-47
4.	Please revise the reference on page F-47 to refer to Staff Accounting Bulletin No. 108 rather than “SAB Topic 1.”
     The Staff’s Comment relates to a prior note to the Company’s unaudited financial statements for the nine months ended September 31, 2011 and 2010. With the completion of the Company’s financial audit for the year ended December 31, 2011, such unaudited interim financial statements and the notes thereto are no longer included in the Registration Statement. Accordingly, the particular reference has been eliminated entirely as a result of the Amendment.
* * * * *

Mark Webb
Securities and Exchange Commission
March 20, 2012

     Please contact the undersigned at (212) 735-4112 should you require further information or have any questions.

Very truly yours,
/s/ Richard B. Aftanas

cc:	David Lin Angela Connell Sharon Blume Securities and Exchange Commission

Thomas A. Hajda EverBank Financial Corp 501 Riverside Ave. Jacksonville, FL 32202

Lesley Peng Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017